Unconsolidated Segment Results (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue:
Net premiums and policy fees	$ 1,449,591	$ 1,408,097	$ 1,288,373
Interest and similar income, net	4,180,103	3,957,298	3,592,117
Change in fair value of assets and liabilities	(532,720)	1,841,989	921,265
Realized investment gains, net	94,413	77,762	188,297
Fee, commission, and other revenue	303,399	311,820	306,779
Total revenue (loss)	5,494,786	7,596,966	6,296,831
Benefits and expenses:
Net benefits and expenses	2,603,094	5,875,825	3,704,019
General and administrative and commission	1,809,071	2,214,039	1,641,635
Change in deferred acquisition costs, net	239,259	(673,086)	206,699
Total benefits and expenses	4,651,424	7,416,778	5,552,353
Pretax income (loss)	843,362	180,188	744,478
Operating Segments | Annuities
Revenue:
Net premiums and policy fees	1,133,285	1,148,803	1,050,072
Interest and similar income, net	4,004,121	3,799,849	3,464,951
Change in fair value of assets and liabilities	(492,479)	1,805,611	843,121
Realized investment gains, net	90,948	74,926	172,940
Fee, commission, and other revenue	236,454	246,021	239,692
Total revenue (loss)	4,972,329	7,075,210	5,770,776
Benefits and expenses:
Net benefits and expenses	2,296,057	5,582,740	3,378,366
General and administrative and commission	1,554,120	1,964,597	1,408,107
Change in deferred acquisition costs, net	279,582	(615,902)	264,068
Total benefits and expenses	4,129,759	6,931,435	5,050,541
Pretax income (loss)	842,570	143,775	720,235
Operating Segments | Life
Revenue:
Net premiums and policy fees	172,660	117,950	104,715
Interest and similar income, net	103,419	90,088	71,125
Change in fair value of assets and liabilities	(38,553)	41,292	77,920
Realized investment gains, net	1,597	1,579	2,227
Fee, commission, and other revenue	186	474	583
Total revenue (loss)	239,309	251,383	256,570
Benefits and expenses:
Net benefits and expenses	114,377	147,348	180,923
General and administrative and commission	165,479	162,973	136,417
Change in deferred acquisition costs, net	(53,642)	(72,109)	(71,632)
Total benefits and expenses	226,214	238,212	245,708
Pretax income (loss)	13,095	13,171	10,862
Operating Segments | Questar
Revenue:
Interest and similar income, net	3	(17)	(16)
Realized investment gains, net		1	8
Fee, commission, and other revenue	105,830	102,234	93,485
Total revenue (loss)	105,833	102,218	93,477
Benefits and expenses:
General and administrative and commission	110,624	111,967	110,633
Total benefits and expenses	110,624	111,967	110,633
Pretax income (loss)	(4,791)	(9,749)	(17,156)
Operating Segments | Legacy
Revenue:
Net premiums and policy fees	143,646	141,344	133,586
Interest and similar income, net	72,560	67,378	56,057
Change in fair value of assets and liabilities	(1,688)	(4,914)	224
Realized investment gains, net	1,868	1,256	13,122
Fee, commission, and other revenue	253	6,217	6,207
Total revenue (loss)	216,639	211,281	209,196
Benefits and expenses:
Net benefits and expenses	192,660	145,737	144,730
General and administrative and commission	18,172	17,628	19,666
Change in deferred acquisition costs, net	13,319	14,925	14,263
Total benefits and expenses	224,151	178,290	178,659
Pretax income (loss)	(7,512)	32,991	30,537
Eliminations
Revenue:
Fee, commission, and other revenue	(39,324)	(43,126)	(33,188)
Total revenue (loss)	(39,324)	(43,126)	(33,188)
Benefits and expenses:
General and administrative and commission	(39,324)	(43,126)	(33,188)
Total benefits and expenses	$ (39,324)	$ (43,126)	$ (33,188)